Deferred Revenues and Contract Liabilities - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Accruals and deferred income including contract liabilities [abstract]
Increase in deferred revenues and contract liabilities	$ 0.2